Prepaid Expenses	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Prepaid Expense, Current [Abstract]
Prepaid Expenses

18.         Prepaid Expenses

              Prepaid expenses consist of the following at February 29, 2020 and August 31, 2019:

	February 29 2020 $	August 31 2019 $
Advertising & Conferences	37,955	39,143
Office & Insurance	9,042	29,784
Licence, Filing Fees, Dues	17,760	—
	64,757	68,927

19.	Prepaid Expenses

Prepaid expenses consist of the following at August 31, 2019 and August 31, 2018:

	August 31 2019 $	August 31 2018 $
Advertising & Conferences	39,143	137,654
Consulting Fees	—	4,555
Office & Insurance	29,784	21,533
Legal Fees	—	29,990
	68,927	193,732